Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment
Schedule of property, plant and equipment

		Other	Leasehold
	Property	Equipment	Improvements	Total

	(USD in thousands)
Cost at December 31, 2020	$257	$263	$—	$520
Additions during the year	2,891	1,025	1,634	5,550
Disposals during the year	(244)	—	—	(244)
Exchange rate adjustments	(148)	(63)	(67)	(278)
Cost at December 31, 2021	2,756	1,225	1,567	5,548
Depreciation at December 31, 2020	$(237)	$(62)	$—	$(299)
Depreciation for the year	(179)	(105)	(59)	(343)
Depreciation reversed on disposals during the year	244	—	—	244
Exchange rate adjustment	17	6	1	24
Depreciation at December 31, 2021	(155)	(161)	(58)	(374)
Carrying amount at December 31, 2021	$2,601	$1,064	$1,509	$5,174
Carrying amount of right-of-use assets at December 31, 2021	$2,601	$—	$—	$2,601

		Other
	Property	Equipment	Total

	(USD in thousands)
Cost at December 31, 2019	$179	$93	$272
Additions during the year	55	149	204
Exchange rate adjustments	23	21	44
Cost at December 31, 2020	257	263	520
Depreciation at December 31, 2019	(144)	(27)	(171)
Depreciation for the year	(71)	(34)	(105)
Exchange rate adjustment	(22)	(1)	(23)
Depreciation at December 31, 2020	(237)	(62)	(299)
Carrying amount at December 31, 2020	$20	$201	$221
Carrying amount of right-of-use assets at December 31, 2020	$20	$—	$20

Depreciation included in the statement of comprehensive loss:

	Year Ended
	December 31,
	2021	2020	2019

	(USD in thousands)
Research and development	$270	$90	$64
General and administrative	73	15	16
Total depreciation included in the statement of comprehensive loss	$343	$105	$80
Total accumulated depreciation of right-of-use assets at December 31,	$557	$236	$145